GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
	2024	2023
Balance as of the beginning of the year	$668	$646
Goodwill acquired during the year	-	-
Impairment losses	-	-
Exchange rate effect	(35)	22
Balance as of the end of the year	$633	$668